Equity - Additional Information (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Hybrid Securities [Line Items]
Hybrid securities	₩ 4,434,251	$ 3,518,744	₩ 2,838,221
KookminBank [Member]
Hybrid Securities [Line Items]
Hybrid securities	873,908
KB Securities Co., Ltd. [Member]
Hybrid Securities [Line Items]
Hybrid securities	82,679
K B Life Insurance Co., Ltd. [Member]
Hybrid Securities [Line Items]
Hybrid securities	₩ 49,800